Earnings per Unit and Cash Distributions - Schedule of Calculations of Basic and Diluted Earnings per Unit (Parenthetical) (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Earnings Per Unit Basic And Diluted [Line Items]
Subordinated units converted in to common units			One-for-one basis
Net Income	$ 15,906	$ 11,578	$ 26,691	$ 22,241
IDR Holders [Member]
Earnings Per Unit Basic And Diluted [Line Items]
Net Income	600	600	1,200	1,200
KNOT [Member]
Earnings Per Unit Basic And Diluted [Line Items]
Cash distributions	$ 600	$ 600	$ 1,200	$ 1,200